COMMON STOCK (Details) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jul. 12, 2022	Mar. 31, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2022	Sep. 30, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2019
Value of shares issued	[1],[2]			$ 25,000
Common shares, shares outstanding								6,255,848		3,162,500	2,875,000
New Dragonfly
Dividends on common stock declared					$ 0	$ 0	$ 0
Value of shares issued					$ 15,000,000
Shares subject to possible redemption outstanding				10,000,000	10,000,000	10,000,000	10,000,000		10,000,000			10,000,000
Options issued and outstanding				2,563,080	3,100,524	3,122,398	2,563,080		3,213,952			2,157,950
Common shares, shares outstanding				20,040,470	22,634,276	20,875,475	20,040,470
Shares available for future issuance				404,650	540,902	10,327	404,650
Total				33,008,200	36,275,702	34,008,200	33,008,200
Additional number of shares authorized			1,000,000
THOR Industries | New Dragonfly
Number of shares issued		1,267,502
Issue price per share		$ 11.8343
Value of shares issued		$ 15,000,000

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.